Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Minimum rental payments under operating leases
2013	$ 251
2014	192
2015	149
2016	115
2017	90
After 2017	128
Total	925
Rental Expense and Lease Commitments (Textual) [Abstract]
Rentals under operating leases	$ 375	$ 313	$ 299